
[AIM Logo appears                      Dear Shareholder:
      here]
                    [PHOTO of          The Liquid Assets Portfolio of Short-Term Investments Co. benefited from stabilizing economic
                  Charles T. Bauer,    conditions during the 12 months ended August 31, 1995.
                    Chairman of         The year covered by this report was marked by contrast. Early in 1995, the
       LETTER      the Board of        Federal Reserve Board completed a yearlong policy of tightening interest rates
                    the Fund,          to defuse threatening inflationary pressures. Robust economic growth, such as
       TO OUR      APPEARS HERE]       the 5.1% annualized rate logged in the fourth quarter of 1994, was a pace most analysts considered unsustainable.
 SHAREHOLDERS                           The economy slowed to a moderate 2.7% annualized growth rate during the first quarter of 1995, and then slipped during the second quarter to just 1.3%. In July
                   1995, the Fed turned recession-fighter and eased short-term interest rates by 0.25%.
                    At its August meeting, the Fed left short-term interest rates unchanged. In a recent article by The Wall
                   Street Journal, Fed vice chairman Alan Blinder said, "the risk of recession now looks small."

                   YOUR INVESTMENT PORTFOLIO
                   We are pleased to note that in this changing interest rate environment, the Portfolio consistently maintained its strict investment discipline of purchasing securities of superior credit quality. The Portfolio invests only in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940, which include such taxable money market instruments as quality commercial paper and selected repurchase agreement securities.
                   As with any money market mutual fund, your investment in the Portfolio is neither insured nor guaranteed by the
                   U.S. government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                    In light of the central bank's tight monetary policy, the Portfolio maintained a relatively short weighted average maturity of between three and seven days from September to December 1994. As short-term rates stabilized and then declined,the Portfolio gradually extended weighted average maturity to a relevant range between approximately 30 and 50 days, to end at 34 days as of August 31, 1995.
                    This strategy enabled the 30-day average yield of the Liquid Assets Portfolio to increase from 4.49% at the opening of the fiscal year to 5.82% at its close, and outperform the 5.55% yield reported for similar First-Tier institutional funds by IBC/Donoghue's Money Fund Averages(TM). The seven-day yield for the Portfolio increased from 4.63% at the opening of the fiscal year to 5.81% at its close. Net assets of the Portfolio as of August 31,
                   1995, were $1.29 billion.

                   OUTLOOK FOR THE FUTURE
                   At the close of the reporting period, the short-term economic outlook appeared stable and inflation seemed firmly under control. Economic signals, while generally constructive, were mixed. Thus, while the Fed prepared a sanguine economic review in advance of its September 26 meeting, analysts anticipate that further easing of short-term interest rates could be necessary.
                    We are pleased to send you this report concerning the Liquid Assets Portfolio. AIM is committed to customer service and an investment objective that seeks to maximize current income while preserving capital and maintaining liquidity. As always, we are ready to respond to your comments about this report and any questions you may have about your Fund. Please call us at 800-659-1005.

                   Respectfully submitted,


                   /s/ Charles T. Bauer
                   Charles T. Bauer
                   Chairman



AVERAGE MONTHLY                               STIC Liquid Assets Portfolio vs. IBC/Donoghue's Money Fund
YIELD COMPARISON                        Averages(TM)/First-Tier Institutions Only vs. IBC/Donoghue's Money Fund
                                                        Averages(TM)/Total Institutions Only
12 months ended 8/31/95                                       [GRAPH APPEARS HERE]

                      Measurement                               IBC/Donoghue's Money Fund     IBC/Donoghue's Money Fund
                        Period         STIC Liquid                Averages(TM)/First-Tier         Averages(TM)/Total
                      9/94-8/95      Assets Portfolio               Institutional Only            Institutions Only

                          9/94              4.71% Yield                     4.48% Yield                   4.40% Yield
                         10/94              4.86                            4.64                          4.56
                         11/94              5.28                            4.93                          4.84
                         12/94              5.65                            5.36                          5.24
                          1/95              5.70                            5.52                          5.38
                          2/95              5.99                            5.77                          5.65
                          3/95              6.05                            5.82                          5.72
                          4/95              6.11                            5.83                          5.73
                          5/95              6.07                            5.81                          5.71
                          6/95              6.05                            5.77                          5.68
                          7/95              5.89                            5.65                          5.56
                          8/95              5.82                            5.55                          5.47

                                 Yields are 30-day average yields for the month-ends shown.



WEIGHTED AVERAGE                              STIC Liquid Assets Portfolio vs. IBC/Donoghue's Money Fund
MATURITY                                Averages(TM)/First-Tier Institutions Only vs. IBC/Donoghue's Money Fund
COMPARISON                                              Averages(TM)/Total Institutions Only

12 months ended 8/31/95                                         [GRAPH APPEARS HERE]

                      Measurement                               IBC/Donoghue's Money Fund     IBC/Donoghue's Money Fund
                        Period         STIC Liquid                Averages(TM)/First-Tier         Averages(TM)/Total
                      9/94- 8/95     Assets Portfolio               Institutions Only            Institutions Only

                          9/94                6 Days                         35 Days                       36 Days
                         10/94                3                              35                            36
                         11/94                7                              35                            34
                         12/94                5                              29                            31
                          1/95               16                              30                            32
                          2/95               19                              35                            36
                          3/95               15                              35                            36
                          4/95               25                              39                            38
                          5/95               34                              44                            42
                          6/95               56                              44                            43
                          7/95               43                              50                            46
                          8/95               34                              50                            48

                                      Source: IBC's Money Market Insight(R) of Holliston, MA 01746


SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR(000)     VALUE
COMMERCIAL PAPER - 35.84%(a)
CONSUMER DURABLES - 9.17%

AUTOMOBILE - 7.94%

Daimler-Benz North America Corp.
 5.90%                                11/07/95 $ 33,200 $   32,835,445
----------------------------------------------------------------------
 5.90%                                11/08/95   25,000     24,721,389
----------------------------------------------------------------------
Ford Motor Credit Co.
 5.90%                                09/20/95   25,000     24,922,153
----------------------------------------------------------------------
 5.95%                                11/01/95   20,000     19,798,362
----------------------------------------------------------------------
                                                           102,277,349
----------------------------------------------------------------------

RESIDENTIAL CONSTRUCTION - 1.23%

Weyerhaeuser Real Estate Co.
 5.90%                                11/13/95   16,000     15,808,578
----------------------------------------------------------------------
    Total Consumer Durables                                118,085,927
----------------------------------------------------------------------

CONSUMER NONDURABLES - 3.44%

PUBLISHING - 1.54%

McGraw-Hill Inc.
 5.64%                                02/28/96   20,500     19,921,900
----------------------------------------------------------------------

MULTIPLE INDUSTRY - 1.90%

PepsiCo Inc.
 5.53%                                01/29/96   25,000     24,423,958
----------------------------------------------------------------------
    Total Consumer Nondurables                              44,345,858
----------------------------------------------------------------------

ENERGY - 2.39%

OIL & GAS - 2.39%

ARCO Coal Australia Inc.
 6.04%                                10/23/95   15,540     15,404,422
----------------------------------------------------------------------
 6.07%                                10/30/95   15,493     15,338,875
----------------------------------------------------------------------
    Total Energy                                            30,743,297
----------------------------------------------------------------------

FINANCIAL - 15.50%

ASSET-BACKED SECURITIES - 2.94%

Delaware Funding Corp.
 5.85%                                09/22/95   18,389     18,326,247
----------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.64%                                01/22/96   20,000     19,551,933
----------------------------------------------------------------------
                                                            37,878,180
----------------------------------------------------------------------

BUSINESS CREDIT - 4.24%

CIT Group Holdings, Inc.
 5.90%                                09/20/95   25,000     24,922,153
----------------------------------------------------------------------
National Rural Utilities Cooperative
 Finance Corp.
 5.90%                                09/08/95   10,000      9,988,528
----------------------------------------------------------------------
 5.72%                                12/04/95   20,000     19,701,289
----------------------------------------------------------------------
                                                            54,611,970
----------------------------------------------------------------------

                                            MATURITY PAR(000)     VALUE
INSURANCE - 4.87%

Marsh & McLennan Companies Inc.
 5.42%                                      02/27/96 $ 10,000 $    9,730,506
----------------------------------------------------------------------------
 5.42%                                      03/14/96    9,380      9,104,619
----------------------------------------------------------------------------
 5.42%                                      03/29/96   16,350     15,833,067
----------------------------------------------------------------------------
 5.51%                                      04/12/96   14,000     13,520,018
----------------------------------------------------------------------------
 5.62%                                      04/25/96   15,000     14,445,025
----------------------------------------------------------------------------
                                                                  62,633,235
----------------------------------------------------------------------------

MISCELLANEOUS - 0.62%

International Lease Finance Corp.
 5.85%                                      09/12/95    8,000      7,985,700
----------------------------------------------------------------------------

MULTIPLE INDUSTRY - 2.83%

General Electric Capital Corp.
 5.84%                                      09/14/95   11,500     11,475,747
----------------------------------------------------------------------------
 5.88%                                      09/22/95   25,000     24,914,250
----------------------------------------------------------------------------
                                                                  36,389,997
----------------------------------------------------------------------------
    Total Financial                                              199,499,082
----------------------------------------------------------------------------

RETAIL - 2.01%

FOOD STORES - 2.01%

Winn-Dixie Stores Inc.
 5.87%                                      10/05/95   26,000     25,855,859
----------------------------------------------------------------------------

UTILITIES - 1.43%

ELECTRIC SERVICES - 1.43%

Citizens Utilities Co.
 5.85%                                      09/07/95   18,500     18,481,963
----------------------------------------------------------------------------

OTHER - 1.90%

MISCELLANEOUS - 1.90%

Cargill Financial Services Corp.
 5.60%                                      12/18/95   10,000      9,832,000
----------------------------------------------------------------------------
 5.68%                                      02/12/96   15,000     14,611,867
----------------------------------------------------------------------------
    Total Other                                                   24,443,867
----------------------------------------------------------------------------
    Total Commercial Paper                                       461,455,853
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES - 15.54%

Federal National Mortgage Association -
  10.18%
 5.58%(b)                                   06/02/99  131,000    131,000,000
----------------------------------------------------------------------------
Student Loan Marketing Association - 5.36%
 5.71%(b)                                   01/13/99   54,000     54,000,000
----------------------------------------------------------------------------
 5.71%(b)                                   02/08/99   15,000     15,000,000
----------------------------------------------------------------------------
                                                                  69,000,000
----------------------------------------------------------------------------
    Total U.S. Government Agencies                               200,000,000
----------------------------------------------------------------------------

                                           MATURITY PAR(000)     VALUE
PROMISSORY AND MASTER NOTE AGREEMENTS -
  25.52%

Citicorp Securities, Inc.
 6.0625%(c)                                09/13/95 $ 94,000 $   94,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group L.P. (The)
 5.9125%(d)                                01/29/96   75,000     75,000,000
--------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.9875%(e)                                10/16/95   86,510     86,510,000
--------------------------------------------------------------------------------
Morgan Stanley Group, Inc.
 5.8925%(f)                                01/29/96   73,000     73,000,000
--------------------------------------------------------------------------------
   Total Promissory and Master Note
    Agreements                                                  328,510,000
--------------------------------------------------------------------------------
   Total Investments, excluding Repurchase
    Agreements                                                  989,965,853
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 23.33%(g)

Fuji Securities Inc.
 5.87%(h)                                        --   75,000     75,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co., Inc.
 6.00%(i)                                  09/01/95   75,410     75,409,615
--------------------------------------------------------------------------------
 6.14%(j)                                  10/10/95   50,000     50,000,000
--------------------------------------------------------------------------------
Harris-Nesbitt Thomson Securities Inc.
 6.05%(k)                                  09/01/95  100,000    100,000,000
--------------------------------------------------------------------------------
   Total Repurchase Agreements                                  300,409,615
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.23%                                1,290,375,468(1)
--------------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES - (0.23%)                       (2,912,810)
--------------------------------------------------------------------------------
   NET ASSETS - 100.00%                                      $1,287,462,658
================================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined weekly. Rates shown are the rates in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rates shown are the rates in effect on August 31, 1995.
(d) The Portfolio may demand prepayment of notes upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(g) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(h) Open joint repurchase agreement entered into on 08/30/95; however, either party may terminate the agreement upon demand. Collateralized by $332,491,000 U.S. Treasury obligations, 0.00% to 9.25% due 05/15/97 to
    02/15/16.
(i) Entered into on 08/31/95 with a maturing value of $75,422,183. Collateralized by $80,567,000 U.S. Treasury obligations, 5.875% to 6.87% due 07/31/96 to 08/28/00.
(j) Term repurchase agreement entered into 04/11/95 with a maturity date of 10/10/95; however, either party may terminate the agreement as of any business day not less than seven days' after receipt of written notice from the terminating party. Collateralized by $43,260,000 U.S. Treasury obligations, 7.25% to 8.75% due 05/01/16 to 08/15/20.
(k) Entered into on 08/31/95 with a maturing value of $100,016,806. Collateralized by $90,778,000 U.S. Treasury obligations, 0.00% to 9.25% due 11/15/95 to 05/15/21.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  989,965,853
------------------------------------------------------------------------
Repurchase agreements                                        300,409,615
------------------------------------------------------------------------
Interest receivable                                            5,290,124
------------------------------------------------------------------------
Investment for deferred compensation plan                         11,407
------------------------------------------------------------------------
Other assets                                                      20,348
------------------------------------------------------------------------
  Total assets                                             1,295,697,347
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                     8,081,656
------------------------------------------------------------------------
 Deferred compensation                                            11,407
------------------------------------------------------------------------
Accrued advisory fees                                             91,097
------------------------------------------------------------------------
Accrued directors' fees                                            2,034
------------------------------------------------------------------------
Accrued administrative services fees                               5,219
------------------------------------------------------------------------
Accrued transfer agent fees                                       10,645
------------------------------------------------------------------------
Accrued operating expenses                                        32,631
------------------------------------------------------------------------
  Total liabilities                                            8,234,689
------------------------------------------------------------------------

NET ASSETS                                                $1,287,462,658

========================================================================

NET ASSET VALUE PER SHARE:

Capital stock, $.001 par value per share                   1,287,599,788

========================================================================

Net asset value, offering and redemption price per share           $1.00

========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $94,760,422
------------------------------------------------------------------

EXPENSES:

Advisory fees                                           2,451,146
------------------------------------------------------------------
Custodian fees                                             59,910
------------------------------------------------------------------
Administrative services fees                               97,044
------------------------------------------------------------------
Directors' fees and expenses                               14,116
------------------------------------------------------------------
Filing fees                                               255,172
------------------------------------------------------------------
Transfer agent fees                                        34,915
------------------------------------------------------------------
Other                                                      61,991
------------------------------------------------------------------
  Total expenses                                        2,974,294
------------------------------------------------------------------
Less advisory fees waived                              (1,127,509)
------------------------------------------------------------------
  Net expenses                                          1,846,785
------------------------------------------------------------------
Net investment income                                  92,913,637
------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (74,934)
------------------------------------------------------------------
Net increase in net assets resulting from operations  $92,838,703
==================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $   92,913,637  $   44,215,233
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       (74,934)        (62,196)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    92,838,703      44,153,037
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (92,913,637)    (44,215,233)
----------------------------------------------------------------------------
Share transactions -- net                       259,187,785   1,028,412,003
----------------------------------------------------------------------------
  Net increase in net assets                    259,112,851   1,028,349,807
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         1,028,349,807              --
----------------------------------------------------------------------------
  End of period                              $1,287,462,658  $1,028,349,807
============================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $1,287,599,788  $1,028,412,003
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                  (137,130)        (62,196)
----------------------------------------------------------------------------
                                             $1,287,462,658  $1,028,349,807
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Liquid Assets Portfolio and the Prime Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio").
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $90,712 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a fee, paid monthly, with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio.
 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1995, AIM voluntarily waived fees of $1,127,509.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $58,174 for such services.
 During the year ended August 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $47,915 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio. Certain officers and directors of the Fund are officers and directors of AIM, AIFS and Fund Management Company, the Portfolio's distributor.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $4,721 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994 were as follows:

                                      1995                              1994
                        ---------------------------------  --------------------------------
                            SHARES            AMOUNT           SHARES            VALUE
                        ---------------  ----------------  ---------------  ---------------
Sold                     32,408,905,435  $ 32,408,905,435   20,765,848,248  $20,765,848,248
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                 2,458,920         2,458,920          587,397          587,397
--------------------------------------------------------------------------------------------
Reacquired              (32,152,176,570)  (32,152,176,570) (19,738,023,642) (19,738,023,642)
============================================================================================
Net increase                259,187,785  $    259,187,785    1,028,412,003  $ 1,028,412,003
============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of capital stock of the Portfolio outstanding during the year ended August 31, 1995 and the period November 4, 1993 (date operations commenced) through August 31, 1994.

                                                  1995           1994
                                               ----------     ----------
Net asset value, beginning of period           $     1.00     $     1.00
---------------------------------------------  ----------     ----------
Income from investment operations:
  Net investment income                              0.06           0.03
---------------------------------------------  ----------     ----------
Less distributions:
  Dividends from net investment income              (0.06)         (0.03)
---------------------------------------------  ----------     ----------
Net asset value, end of period                 $     1.00     $     1.00
=============================================  ==========     ==========
Total return                                         5.83%          3.83%(a)
=============================================  ==========     ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,287,463     $1,028,350
=============================================  ==========     ==========
Ratio of expenses to average net assets              0.11%(b)       0.05%(c)
=============================================  ==========     ==========
Ratio of net investment income to average net
 assets                                              5.69%(b)       3.85%(c)
=============================================  ==========     ==========

(a) Annualized.
(b) After waiver of advisory fees. Ratios are based on average net assets of $1,634,097,113. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 5.62%, respectively.
(c) After waiver of advisory fees. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.18% and 3.72%, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series Portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

October 6, 1995
Houston, Texas

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
                        DIRECTORS

Charles T. Bauer                              John F. Kroeger
Bruce L. Crockett                            Lewis F. Pennock            SHORT-TERM
Owen Daly II                                  Ian W. Robinson            INVESTMENTS CO.
Carl Frischling                                Louis S. Sklar            (STIC)
Robert H. Graham

                         OFFICERS

Charles T. Bauer                                     Chairman
Robert H. Graham                                    President
John J. Arthur                 Sr. Vice President & Treasurer
Gary T. Crum                               Sr. Vice President
Carol F. Relihan                   Vice President & Secretary
Dana R. Sutton           Vice President & Assistant Treasurer
Melville B. Cox                                Vice President            Liquid Assets
Karen Dunn Kelley                              Vice President            Portfolio
J. Abbott Sprague                              Vice President            ------------------------------------------------
P. Michelle Grace                         Assistant Secretary                                                      ANNUAL
Nancy L. Martin                           Assistant Secretary                                                      REPORT
Ofelia M. Mayo                            Assistant Secretary
Kathleen J. Pflueger                      Assistant Secretary
Samuel D. Sirko                           Assistant Secretary
Stephen I. Winer                          Assistant Secretary
Mary J. Benson                            Assistant Secretary

                     INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 347-1919

                         DISTRIBUTOR
                   Fund Management Company
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 659-1005

                          CUSTODIAN                                                                       AUGUST 31, 1995
                    The Bank of New York
                    110 Washington Street
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO DIRECTORS
     Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                     919 Third  Avenue
                    New York, NY 10022

                      TRANSFER AGENT
          A I M Institutional Fund Services, Inc.
              11 Greenway Plaza, Suite 1919
                     Houston, TX 77046

                          AUDITORS
                   KPMG Peat Marwick LLP
             NationsBank Building, 700 Louisiana
                      Houston, TX 77002


This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
to persons who have received a current prospectus.                       Fund Management Company
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